Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	55,240.00
Total Offset Amount	13,877.69
Net Fee	$ 41,362.31